Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 6
Prospectus Date	rr_ProspectusDate	Oct. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2020